                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: CALENDAR YEAR 2008

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 645 MADISON AVENUE
      12TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-_________________ [NO FORM 13F FILE NUMBER]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY    February 13, 2009
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number       Name
------------------------   ------------
28- ____________________   ____________
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:      109,114
                                          (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name
---   --------------------------   ----------------------------------
      28-_______________________   __________________________________

[Repeat as necessary.]


                                       10

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13F Securities at 12/31/08

                           FORM 13F INFORMATION TABLE

                                                              Value     Amt and Type   Investment   Other     Voting
Issuer Name                     Title of Class      CUSIP    (x1000)  of Security NO.  Discretion  Managers  Authority
----------------------------  ------------------  ---------  -------  ---------------  ----------  --------  ---------
Berkshire Hathaway Inc.       CL A                084670108    1063             11        Sole        N/A      Sole
Cintas                        COM                 172908105    9930        427,480        Sole        N/A      Sole
Clear Channel Outdoor         CL A                18451C109    4658        757,390        Sole        N/A      Sole
Comcast Corp                  CL A SPL            20030N200     290         17,958        Sole        N/A      Sole
Dell Inc.                     COM                 24702R101    1883        183,880        Sole        N/A      Sole
eBay Inc.                     COM                 278642103    3172        227,240        Sole        N/A      Sole
Helmerich & Payne             COM                 423452101    5025        220,890        Sole        N/A      Sole
International Speedway        CL A                460335201    6937        241,440        Sole        N/A      Sole
iShares COMEX Gold Trust ETF  ISHARES             464285105    4715         54,410        Sole        N/A      Sole
Kelly Services Inc.           CL A                488152208    5090        391,265        Sole        N/A      Sole
Liberty Media Corp            INT COM SER A       53071M104    1503        481,730        Sole        N/A      Sole
Linear Techology Corp         NOTE 3.000% 5/2007  535678106    3075      4,100,000        Sole        N/A      Sole
Sanofi-ADR                    ADR                 80105N105    2414         75,096        Sole        N/A      Sole
Schlumberger Ltd.             COM                 806857108    3474         82,070        Sole        N/A      Sole
SK Telecom                    ADR                 78440P108    4507        247,920        Sole        N/A      Sole
SPDR Gold Trust               GOLD SHS            78463V107    4891         56,536        Sole        N/A      Sole
United States Oil Fund LP     UNITS               91232N108   46487      1,404,440        Sole        N/A      Sole
                                                             ------
   TOTAL:                                                    109114
                                                             ======